THE MANAGERS FUNDS

MANAGERS CAPITAL APPRECIATION FUND

Supplement dated March 10, 2006

to the Prospectus dated May 1, 2005

The following information supplements and supersedes any information to the contrary relating to Managers Capital Appreciation Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Prospectus dated May 1, 2005.

Essex Investment Management, LLC (“Essex”) and Bramwell Capital Management, Inc. (“Bramwell”) currently each manage a portion of the Fund. Bramwell manages a portion of the Fund pursuant to a Subadvisory Agreement (the “Subadvisory Agreement”). It is expected that substantially all of the assets of Bramwell will be acquired by Sentinel Asset Management, Inc. (the “Bramwell Acquisition”) on or around March 17, 2006. The Bramwell Acquisition may be deemed to result in the “assignment” and, therefore, termination of the Subadvisory Agreement. At a meeting held on March 3, 2006, the Trust’s Board of Trustees decided not to enter into a new subadvisory agreement with Bramwell. Therefore, effective March 17, 2006, Bramwell will no longer manage a portion of the Fund, and the entire Fund will be managed by Essex. Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in Essex. Managers Investment Group LLC, the Fund’s investment manager, is an indirect wholly-owned subsidiary of AMG.

Effective March 17, 2006, the Prospectus is hereby amended as follows:

In the section of the Prospectus describing the Fund, the second paragraph under “Principal Investment Strategies” is deleted and replaced by the following:

The Fund’s assets currently are managed by a single asset manager. The asset manager emphasizes a growth approach to investing, that is, it selects stocks of companies that it believes can generate strong growth in earnings and/or cash flow. The asset manager typically, though not exclusively, attempts to identify companies with above-average products and services and the ability to generate and sustain growth in earnings and/or cash flow over longer periods. The asset manager examines the underlying businesses, financial statements, competitive environment and company managements in order to assess the future profitability of each company. The asset manager expects to generate returns from capital appreciation due to both earnings growth and an improvement in the market’s valuation of that stock. A stock is typically sold if the asset manager believes that the current stock price is not supported by its expectations regarding the company’s future growth potential.

In addition, all references to Bramwell in the section of the Prospectus describing the Fund under the heading “Portfolio Management of the Fund” shall be deleted. All references to the asset managers of the Fund shall refer only to Essex.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS CAPITAL APPRECIATION FUND

Supplement dated March 10, 2006

to the Statement of Additional Information

dated May 1, 2005

The following information supplements and supersedes any information to the contrary relating to Managers Capital Appreciation Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated May 1, 2005.

Essex Investment Management, LLC (“Essex”) and Bramwell Capital Management, Inc. (“Bramwell”) currently each manage a portion of the Fund. Bramwell manages a portion of the Fund pursuant to a Subadvisory Agreement (the “Subadvisory Agreement”). It is expected that substantially all of the assets of Bramwell will be acquired by Sentinel Asset Management, Inc. (the “Bramwell Acquisition”) on or around March 17, 2006. The Bramwell Acquisition may be deemed to result in the “assignment” and, therefore, termination of the Subadvisory Agreement. At a meeting held on March 3, 2006, the Trust’s Board of Trustees decided not to enter into a new subadvisory agreement with Bramwell. Therefore, effective March 17, 2006, Bramwell will no longer manage a portion of the Fund, and the entire Fund will be managed by Essex. Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in Essex. Managers Investment Group LLC, the Fund’s investment manager, is an indirect wholly-owned subsidiary of AMG.

Effective March 17, 2006, all references to Bramwell in the sections of the Statement of Additional Information under the headings “Management of the Funds” and “Portfolio Managers of the Funds” and in Appendix A shall be deleted. All references to the asset managers of the Fund shall refer only to Essex.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE